Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule Of Fair Value Of Warrants Outstanding
As of September 30, 2024 and December 31, 2023, outstanding warrants consisted of the following (in thousands):

			Number of warrant shares at				Approximate fair value at
Warrant Type:	Exercise Price		September 30, 2024		December 31, 2023		September 30, 2024	December 31, 2023
Series D Shadow Preferred Warrants	$10.44		—		338,495		$—	$3
Series D-2 Shadow Preferred Warrants	$4.97		756,172		756,172		406	894
Pay-to-Play Warrants		(a)		(a)		(a)	927	976
Convertible Notes Warrants – 2023		(c)		(c)		(c)	5,314	1,352
Common stock warrants (b)	$104.43		—		2,063		—	—
Pre-funded common stock warrants (d)	$0.01			(d)		(d)	341	505
Pre-funded common stock warrants (e)	$100.00			(e)	—		767	—

			756,172		1,096,730		$7,755	$3,730

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of September 30, 2024 or December 31, 2023, therefore, the exercise price is only known in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million as of September 30, 2024 and December 31, 2023. The Company’s valuation of its P2P

Warrants assumes a range of expected warrant shares of 744,914 to 764,330 and 694,397 to 721,086 shares of either common stock or a future preferred stock series as of September 30, 2024 and December 31, 2023.
(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related December 2022 reverse stock split. These common stock warrants are classified in equity upon conversion in 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension. These warrants expired during the nine months ended September 30, 2024.

(c)
The number of warrant shares to be issued upon exercise of the 2023 Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of September 30, 2024 or December 31, 2023 due to variable settlement terms. As of September 30, 2024 and December 31, 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the 2023 Convertible Notes may be exercised into is $13.0 million and $2.0 million, respectively.

(d)
Total exercise price is $68,333. As of December 31, 2023, the number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common and is estimated at 7,007,582 shares. As of September 30, 2024, taking into consideration the effect of the April 2024 amendment, the number of warrant shares required to be issued in the form of BurTech Class A Common stock is fixed at 2,000,000 shares.

(e)	Total exercise price is $45,000. As of September 30, 2024, the number of warrant shares to be issued in the form of BurTech Class A Common stock is a fixed 4,500,000 shares.
As of December 31, 2023 and 2022, outstanding warrants consisted of the following (in thousands):

				Number of warrant shares at December 31						Approximate fair value at December 31
Warrant Type:	Exercise Price			2023			2022			2023	2022
Series D Shadow Preferred Warrants	$10.44			338,495			1,545			$3	$4
Series D-2 Shadow Preferred Warrants	$4.97			756,172			756,172			894	203
Pay-to-Play Warrants		(a	)		(a	)		(a	)	976	322
Convertible Notes Warrants – 2023		(c	)		(c	)	—			1,352	—
Common stock warrants (b)	$104.43			2,063			35,754			—	—
Pre-funded common stock warrant (d)	$0.01				(d	)	—			505	—

				1,096,730			793,471			$3,730	$529

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of December 31, 2023 or 2022, therefore, the exercise price is only estimated in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million and $0.9 million as of December 31, 2023 and 2022, respectively. The Company’s valuation of its P2P Warrants assumes a range of expected warrant shares of 694,397 to 721,086 and 669,782 to 726,563 shares of either common stock or a future preferred stock series as of December 31, 2023 and 2022, respectively.

(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related reverse stock split. These common stock warrants are classified in equity as of December 31, 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension.

(c)
The number of warrant shares to be issued upon exercise of the 2023 Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of December 31, 2023 due to the variable settlement terms. As of December 31, 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the 2023 Convertible Notes may be exercised into is $2.0 million.

(d)
Total exercise price is $68,333. The number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common. As of December 31, 2023, the Company common shares is estimated at 7,007,582 shares.

Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants
Issued during the nine months ended September 30, 2024 and 2023:

	Series D-2 Shadow Preferred Stock Warrant Reinstatement
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.65%
Expected life, in years	NA	1.11
Expected volatility	NA	65.00%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.01
As of September 30, 2024 and December 31, 2023:

	Series D-2 Shadow Preferred Stock Warrants		Series D Shadow Preferred Stock Warrants
	September 30, 2024	December 31, 2023	December 31, 2023
Risk-free interest rate	3.98%	4.51%	5.50%
Expected life, in years	0.97	1.72	0.16
Expected volatility	57.95%	52.50%	52.50%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$3.78	$4.19	$5.76

The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with
20
%,
30
%,
40
%, and
60
% warrant percentages, respectively.
At issuance:
Issued during the nine months ended September 30, 2024 and 2023:

	Warrants issued with P2P Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.54% – 4.79%
Expected life, in years	NA	1.0 – 1.44 years
Expected volatility	NA	61.2% – 62.3%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.16
Fair value of common stock	NA	$0.74
As of September 30, 2024 and December 31, 2023:

	Warrants issued with 2022 P2P Notes
	September 30, 2024	December 31, 2023
Risk-free interest rate	3.66% – 4.38%	4.54% – 4.79%
Expected life, in years	0.50 – 2.00 years	1.0 – 1.44 years
Expected volatility	69.8% – 71.6%	61.2% – 62.3%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.03	$4.16
Fair value of common stock	$0.92	$0.74

Assumptions used in the Black-Scholes option pricing model to fair value the Series D, Shadow Series D, Series
D-2
and Shadow Series
D-2
preferred stock warrants at issuance and as of the respective year end were as follows:
At issuance:
Specific to 2023:

Series D Shadow Preferred Stock warrant reinstatement
Risk-free interest rate	4.65%
Expected life, in years	1.11
Expected volatility	65.00%
Dividend yield	0.00%
Fair value of preferred stock	$4.01
Specific to 2022:

	Series D-2 Preferred Stock Warrants	Series D Preferred Stock Warrants
	Warrants issued with Series D-2 preferred stock	Warrants issued with convertible debt	Warrants issued with preferred stock
Risk-free interest rate	3.90%	0.25%	0.43%
Expected life, in years	3.00	3.00	2.30
Expected volatility	60.50%	65.00%	56.90%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.97	$10.44	$10.44
As of December 31, 2023 and 2022:

	Series D-2 Shadow Preferred Stock Warrants		Series D Shadow Preferred Stock Warrants
	December 31		December 31
	2023	2022	2023	2022
Risk-free interest rate	4.51%	4.13%	5.50%	4.73%
Expected life, in years	1.72	2.81	0.16	1.25
Expected volatility	52.50%	60.50%	52.50%	65.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.19	$1.81	$5.76	$3.57
The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with 20%, 30%, 40%, and 60% warrant percentages, respectively. The following summarizes the related valuation assumptions:
At issuance:

	Warrants issued with P2P Notes
	2023	2022
Risk-free interest rate	4.09% – 4.65%	4.41% – 4.73%
Expected life, in years	1.0 – 1.94 years	1.0 – 1.94 years
Expected volatility	66.6% – 71.6%	67.00%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$1.51	$1.51
Fair value of common stock	$0.46	$0.46
As of December 31, 2023 and December 31, 2022:

	Warrants issued with P2P Notes
	2023	2022
Risk-free interest rate	4.54% – 4.79%	4.41% – 4.73%
Expected life, in years	1.0 – 1.44 years	1.0 – 1.94 years
Expected volatility	61.2% – 62.3%	67.00%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.16	$1.51
Fair value of common stock	$0.74	$0.46

Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants	The exercise price is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:
At issuance:
Issued during the nine months ended September 30, 2024 and 2023:

Warrants issued with 2023 Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	3.86% – 5.55%	NA
Expected life, in years	0.36 – 5.00 years	NA
Expected volatility	61.2% – 73.0%	NA
Dividend yield	0.00%	NA
Fair value of preferred stock	$4.16 – $4.43	NA
Fair value of common stock	$0.74 – $0.81	NA

As of September 30, 2024 and December 31, 2023:

Warrants issued with 2023 Convertible Notes
	September 30, 2024	December 31, 2023
Risk-free interest rate	3.58% – 4.93%	3.88% – 5.26%
Expected life, in years	0.08 – 4.72 years	0.51 – 9.51 years
Expected volatility	66.3% – 73.2%	61.2% – 62.8%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$ 4.03	$ 4.16
Fair value of common stock	$ 0.92	$ 0.74
The exercise is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:

	Warrants issued with 2023 Convertible Notes
	December 31, 2023	At Inception
Risk-free interest rate	3.88% – 5.26%	3.86% – 5.43%
Expected life, in years	0.51 – 9.51years	1.0 – 10.0years
Expected volatility	61.2% – 62.8%	60.1% – 65.1%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.16	$4.18
Fair value of common stock	$0.74	$0.44